Organization - Schedule of VIEs and VIEs' Subsidiaries Included in Consolidated Balance Sheets and Statements of Comprehensive Loss (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entities | Short-term Loan
Variable Interest Entity [Line Items]
Loans Payable, Current	¥ 0	¥ 708,195